SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Sep. 27, 2019	Sep. 28, 2018
Segment Reporting Information [Line Items]
Assets	$ 1,038.9	$ 987.9
Operating Segments
Segment Reporting Information [Line Items]
Assets	1,038.9	987.9
Medical | Operating Segments
Segment Reporting Information [Line Items]
Assets	794.3	770.6
Industrial | Operating Segments
Segment Reporting Information [Line Items]
Assets	$ 244.6	$ 217.3